Financing Income, Net	12 Months Ended
Dec. 31, 2011
Financing Income, Net [Abstract]
Financing Income, Net

NOTE 15	-	FINANCING INCOME, NET

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009

Short-term interest expenses, commissions and other	(224)	(404)	(339)
Gains (losses) on derivative financial instruments	(314)	819	570
Gains in respect of marketable securities	22	30	1,321
Interest expenses in respect of long-term loans	(12)	(4)	-
Interest income in respect of deposit	1,817	1,168	910
Exchange rate differences and others, net	811	(1,470)	(858)
	2,100	139	1,604